GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.4%
China – 93.1%
156,776 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) $ 1,542,711
15,178 Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 242,036
54,000 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 483,346
40,550 Baidu, Inc., Class A (Media &
Entertainment)* 449,603
370,900 Bank of Jiangsu Co. Ltd., Class
A (Banks) 394,867
13,200 BYD Co. Ltd., Class A
(Automobiles & Components) 451,471
19,500 BYD Co. Ltd., Class H
(Automobiles & Components) 577,293
2,375,000 China Construction Bank Corp.,
Class H (Banks) 1,658,429
132,500 China Merchants Bank Co. Ltd.,
Class A (Banks) 600,000
124,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 513,959
956,000 China Petroleum & Chemical
Corp., Class H (Energy) 612,685
96,000 China Resources Mixc Lifestyle
Services Ltd. (Real Estate
Management & Development)
(a)
269,108
42,720 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 244,104
3,130,000 China Tower Corp. Ltd.,
Class H (Telecommunication
Services)
(a)
384,047
285,000 China Yangtze Power Co. Ltd.,
Class A (Utilities) 1,177,983
153,500 CITIC Securities Co. Ltd., Class
H (Financial Services) 230,850
27,436 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 707,147
90,080 Fuyao Glass Industry Group Co.
Ltd., Class A (Automobiles &
Components) 561,231
56,000 H World Group Ltd. (Consumer
Services) 168,422
6,077 H World Group Ltd. ADR
(Consumer Services) 182,310
79,100 Hualan Biological Engineering,
Inc., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 180,568
45,800 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A (Food,
Beverage & Tobacco) 159,162
67,500 Innovent Biologics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
334,147
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
45,600 JCET Group Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) $ 211,411
44,500 JD.com, Inc., Class A
(Consumer Discretionary
Distribution & Retail) 586,759
141,500 Jiangsu Expressway Co. Ltd.,
Class A (Transportation) 252,164
90,240 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 527,088
8,954 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 124,013
5,519 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 1,085,436
85,390 Meituan, Class B (Consumer
Services)*
(a)
1,182,367
73,500 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 648,479
36,527 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 301,664
126,036 NARI Technology Co. Ltd.,
Class A (Capital Goods) 418,914
37,372 Ningbo Tuopu Group Co.
Ltd., Class A (Automobiles &
Components) 189,937
3,896 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 502,155
808,000 PetroChina Co. Ltd., Class H
(Energy) 701,647
408,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 535,019
72,100 Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) 424,977
147,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 638,365
495,555 Postal Savings Bank of China
Co. Ltd., Class A (Banks) 331,277
663,000 Postal Savings Bank of China
Co. Ltd., Class H (Banks)
(a)
354,530
22,250 SG Micro Corp., Class
A (Semiconductors &
Semiconductor Equipment) 243,247
17,978 Shenzhen Inovance Technology
Co. Ltd., Class A (Capital
Goods) 116,000
9,800 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 349,101
51,500 Sieyuan Electric Co. Ltd., Class
A (Capital Goods) 473,381

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
57,200 Sinopharm Group Co.
Ltd., Class H (Health Care
Equipment & Services) $ 134,165
353,100 Sinotrans Ltd., Class A
(Transportation) 239,496
33,376 Sungrow Power Supply Co.
Ltd., Class A (Capital Goods) 318,696
32,649 Sunresin New Materials Co.
Ltd., Class A (Materials) 179,112
78,700 Tencent Holdings Ltd. (Media
& Entertainment) 3,631,726
33,405 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 473,683
14,950 Trip.com Group Ltd. (Consumer
Services)* 638,241
54,000 Tsingtao Brewery Co. Ltd.,
Class H (Food, Beverage &
Tobacco) 344,984
60,500 Venustech Group, Inc., Class A
(Software & Services) 129,447
14,198 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 152,452
219,498 Weichai Power Co. Ltd., Class
A (Capital Goods) 420,059
70,366 Wens Foodstuffs Group Co.
Ltd., Class A (Food, Beverage &
Tobacco) 194,219
18,039 Will Semiconductor Co.
Ltd. Shanghai, Class
A (Semiconductors &
Semiconductor Equipment)* 257,442
19,028 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
77,838
329,600 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
707,925
274,070 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 458,768
23,640 Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 430,582
536,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 1,087,204
26,046 ZTO Express Cayman, Inc.
ADR (Transportation) 493,572
32,693,021
Hong Kong – 1.9%
29,500 ASMPT Ltd. (Semiconductors
& Semiconductor Equipment) 308,439
6,701 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 197,660
162,000 Sino Land Co. Ltd. (Real Estate
Management & Development) 167,566
673,665
Shares Description Value
a
Common Stocks – (continued)
Taiwan – 2.4%
26,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) $ 242,084
11,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 395,229
7,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 204,199
841,512
TOTAL COMMON STOCKS
(Cost $32,189,735)
34,208,198
Shares Dividend Rate Value
aa a
Investment Company – 1.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
436,488 5.220% 436,488
(Cost $436,488)
TOTAL INVESTMENTS – 98.6%
(Cost $32,626,223)
$ 34,644,686
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
490,140
NET ASSETS – 100.0%
$ 35,134,826
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
Sector Name
% of
Market
Value
Consumer Discretionary 22.3%
Financials 17.0
Communication Services 14.3
Information Technology 10.5
Industrials 9.9
Materials 5.4
Health Care 5.3
Consumer Staples 5.2
Energy 3.8
Utilities 3.4
Real Estate 1.6
Investment Company 1.3
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.6%
Brazil – 4.4%
2,737,979 Caixa Seguridade Participacoes
SA (Insurance) $ 6,980,306
1,725,382 Fleury SA (Health Care
Equipment & Services) 4,624,487
17,423 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 29,077,245
1,447,261 NU Holdings Ltd., Class A
(Banks)* 17,555,276
472,027 Odontoprev SA (Health Care
Equipment & Services) 944,697
958,900 PRIO SA (Energy) 8,146,026
2,094,200 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 10,218,951
3,162,400 Rumo SA (Transportation) 12,384,247
5,654,000 Sendas Distribuidora SA
(Consumer Staples Distribution
& Retail)* 9,816,267
2,566,900 TIM SA (Telecommunication
Services) 7,937,392
2,772,200 TOTVS SA (Software &
Services) 13,600,868
121,285,762
China – 24.8%
4,813,124 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 47,362,221
2,021,200 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 18,091,449
987,000 BYD Co. Ltd., Class H
(Automobiles & Components) 29,219,914
9,166,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 37,991,481
3,761,780 China Yangtze Power Co. Ltd.,
Class A (Utilities) 15,548,462
529,074 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 13,636,585
2,864,400 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(a)
14,958,372
465,666 H World Group Ltd. ADR
(Consumer Services) 13,969,980
1,106,054 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 15,318,848
246,951 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 48,568,512
3,675,800 Meituan, Class B (Consumer
Services)*
(a)
50,897,591
1,771,700 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 15,631,434
3,820,632 NARI Technology Co. Ltd.,
Class A (Capital Goods) 12,698,892
13,158,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 17,254,351
775,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 3,367,703
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,294,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) $ 18,649,390
385,929 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 13,747,767
1,332,988 Silergy Corp. (Semiconductors
& Semiconductor Equipment) 18,429,227
1,598,040 Sunresin New Materials Co.
Ltd., Class A (Materials) 8,766,844
3,471,200 Tencent Holdings Ltd. (Media
& Entertainment) 160,183,574
925,692 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 13,126,313
10,015,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 16,028,484
1,107,216 Will Semiconductor Co.
Ltd. Shanghai, Class
A (Semiconductors &
Semiconductor Equipment)* 15,801,560
11,065,792 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 18,523,138
773,495 Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 14,088,542
9,614,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 19,500,704
700,919 ZTO Express Cayman, Inc.
ADR (Transportation) 13,282,415
684,643,753
Egypt – 0.4%
6,322,255 Commercial International Bank
- Egypt (CIB), GDR (Banks) 10,419,076
Greece – 2.4%
522,297 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 13,995,743
286,079 Metlen Energy & Metals SA
(Capital Goods) 11,305,704
3,236,246 National Bank of Greece SA
(Banks) 28,404,698
2,859,022 Piraeus Financial Holdings SA
(Banks) 12,079,256
65,785,401
India – 20.9%
219,646 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 11,398,608
264,083 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 20,908,868
756,393 Archean Chemical Industries
Ltd. (Materials) 6,995,332
2,507,657 Axis Bank Ltd. (Banks) 35,030,219
304,225 Bajaj Finance Ltd. (Financial
Services) 24,790,336

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
529,897 Cartrade Tech Ltd. (Consumer
Discretionary Distribution &
Retail)* $ 5,501,677
199,853 Coforge Ltd. (Software &
Services) 15,105,714
572,155 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 31,065,868
120,956 Craftsman Automation Ltd.
(Capital Goods) 8,085,447
1,033,211 Five-Star Business Finance Ltd.
(Financial Services)* 9,355,003
519,843 Gland Pharma Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
13,322,879
864,004 Godrej Properties Ltd.
(Real Estate Management &
Development)* 33,307,239
4,795,760 ICICI Bank Ltd. (Banks) 69,905,278
201,681 Info Edge India Ltd. (Media &
Entertainment) 16,960,063
1,940,607 Infosys Ltd. (Software &
Services) 43,032,595
4,751,186 Jio Financial Services Ltd.
(Financial Services)* 18,709,185
363,405 Navin Fluorine International
Ltd. (Materials) 16,534,236
397,587 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment)* 11,023,233
1,164,070 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
24,429,728
2,149,813 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
17,464,530
1,685,391 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 34,665,053
2,430,030 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 34,576,404
258,956 TeamLease Services Ltd.
(Commercial & Professional
Services)* 10,888,125
22,668,008 Zomato Ltd. (Consumer
Services)* 62,337,189
575,392,809
Indonesia – 2.8%
67,989,900 Bank Central Asia Tbk PT
(Banks) 42,964,097
146,177,800 BFI Finance Indonesia Tbk PT
(Financial Services) 8,046,072
236,628,300 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 11,787,757
399,875,000 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
5,656,288
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
300,456,400 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) $ 7,881,293
76,335,507
Mexico – 3.2%
4,637,699 Alsea SAB de CV (Consumer
Services) 14,001,963
15,693,000 America Movil SAB de CV,
Series B (Telecommunication
Services) 13,106,279
1,417,399 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 13,948,040
2,684,200 Banco del Bajio SA (Banks)
(a)
7,998,861
8,732,750 Gentera SAB de CV (Financial
Services) 10,354,057
5,386,414 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 17,982,661
3,375,300 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 11,225,033
88,616,894
Peru – 0.7%
119,522 Credicorp Ltd. (Banks) 20,395,234
Philippines – 1.5%
6,150,380 BDO Unibank, Inc. (Banks) 14,467,506
2,859,700 Jollibee Foods Corp. (Consumer
Services) 11,285,445
105,398,400 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
16,567,239
42,320,190
Poland – 0.9%
1,101,901 Allegro.eu SA (Consumer
Discretionary Distribution &
Retail)*
(a)
10,122,091
177,245 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
15,740,404
25,862,495
Romania – 0.3%
304,877 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities) 8,258,662
Russia – 0.0%
10,483,256 Detsky Mir PJSC (Consumer
Discretionary Distribution &
Retail)*
(b)
—
2,495,750 Renaissance Insurance Group
JSC (Insurance)
(b)
—
4,327,745 Sberbank of Russia PJSC
(Banks)
(b)
—
—

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – 2.4%
945,670 Al Rajhi Bank (Banks) $ 21,562,032
1,247,783 Alinma Bank (Banks) 10,777,183
212,514 Co. for Cooperative Insurance
(The) (Insurance) 8,154,364
2,338,767 Saudi Arabian Oil Co.
(Energy)
(a)
17,205,899
714,329 Saudi National Bank (The)
(Banks) 7,217,841
64,917,319
Singapore – 0.2%
7,221,393 Nanofilm Technologies
International Ltd. (Materials) 4,613,907
Slovenia – 0.9%
845,510 Nova Ljubljanska Banka dd,
GDR (Banks) 24,024,864
South Africa – 1.6%
1,172,869 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 22,797,289
1,552,394 JSE Ltd. (Financial Services) 9,077,829
20,299,107 Old Mutual Ltd. (Insurance) 13,731,503
45,606,621
South Korea – 12.6%
145,783 Hyundai Motor Co.
(Automobiles & Components) 26,568,950
239,680 JYP Entertainment Corp.
(Media & Entertainment) 10,100,305
444,257 KB Financial Group, Inc.
(Banks) 28,719,480
355,535 LG Electronics, Inc. (Consumer
Durables & Apparel) 27,074,236
49,022 NCSoft Corp. (Media &
Entertainment) 6,290,399
35,829 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
24,581,934
457,827 Samsung E&A Co. Ltd. (Capital
Goods)* 9,562,998
2,969,672 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 183,116,728
51,971 Samsung SDI Co. Ltd.
(Technology Hardware &
Equipment) 12,219,907
137,059 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 19,657,485
347,892,422
Taiwan – 17.1%
3,075,900 Chailease Holding Co. Ltd.
(Financial Services) 14,349,544
1,262,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 11,750,404
2,205,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 28,320,641
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,449,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) $ 11,955,899
460,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 16,527,754
955,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 36,371,306
1,272,000 Merida Industry Co. Ltd.
(Consumer Durables & Apparel) 9,741,305
1,206,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 14,646,895
9,505,883 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 277,299,106
2,585,000 Unimicron Technology Corp.
(Technology Hardware &
Equipment) 14,404,699
12,775,000 United Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 20,351,756
623,000 Yageo Corp. (Technology
Hardware & Equipment) 15,192,309
470,911,618
Thailand – 1.1%
19,430,100 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) 14,323,443
4,068,000 PTT Exploration & Production
PCL (Energy) 16,726,236
31,049,679
United Arab Emirates – 0.6%
2,614,902 Abu Dhabi Islamic Bank PJSC
(Banks) 8,728,325
10,066,472 Adnoc Gas PLC (Energy) 8,550,999
17,279,324
United States – 0.8%
755,792 GCC SAB de CV (Materials) 6,417,194
5,366,400 Samsonite International
SA (Consumer Durables &
Apparel)
(a)
15,475,338
21,892,532
TOTAL COMMON STOCKS
(Cost $2,216,630,315)
2,747,504,069

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Description Rate Value
a
Preferred Stock – 0.7%
Brazil – 0.7%
3,155,100 Itau Unibanco
Holding SA
(Banks)
(Cost $17,045,576)
6.93% $ 18,898,860
Units Description Expiration Month Value
aa
Right – 0.0%
India – 0.0%
93,462 Tata Consumer
Products Ltd.*
(Cost $0)
09/24 416,762
TOTAL INVESTMENTS – 100.3%
(Cost $2,233,675,891)
$ 2,766,819,691
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(8,558,123)
NET ASSETS – 100.0%
$ 2,758,261,568
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 28.1%
Financials 21.9
Consumer Discretionary 17.0
Communication Services 8.5
Consumer Staples 6.6
Industrials 5.0
Health Care 4.6
Materials 2.9
Real Estate 2.7
Energy 1.8
Utilities 0.9
TOTAL INVESTMENTS
100.0%

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.0%
Brazil – 5.7%
19,200 Caixa Seguridade Participacoes
SA (Insurance) $ 48,949
9,134 Fleury SA (Health Care
Equipment & Services) 24,482
92 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 153,539
6,702 NU Holdings Ltd., Class A
(Banks)* 81,295
2,094 Odontoprev SA (Health Care
Equipment & Services) 4,191
5,100 PRIO SA (Energy) 43,326
13,300 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 64,899
14,800 Rumo SA (Transportation) 57,958
7,000 Sao Martinho SA (Food,
Beverage & Tobacco) 35,964
32,300 Sendas Distribuidora SA
(Consumer Staples Distribution
& Retail)* 56,078
14,400 TIM SA (Telecommunication
Services) 44,528
16,100 TOTVS SA (Software &
Services) 78,989
694,198
Egypt – 0.3%
19,343 Commercial International Bank
- Egypt (CIB), GDR (Banks) 31,877
Greece – 3.1%
3,147 Hellenic Telecommunications
Organization SA
(Telecommunication Services) 51,704
2,604 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 69,778
1,346 Metlen Energy & Metals SA
(Capital Goods) 53,193
17,015 National Bank of Greece SA
(Banks) 149,342
12,049 Piraeus Financial Holdings SA
(Banks) 50,907
374,924
India – 27.7%
1,209 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 62,741
1,342 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 106,253
3,837 Archean Chemical Industries
Ltd. (Materials) 35,486
11,422 Axis Bank Ltd. (Banks) 159,557
1,503 Bajaj Finance Ltd. (Financial
Services) 122,475
8,713 Bharti Airtel Ltd.
(Telecommunication Services) 155,648
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
6,639 CMS Info Systems Ltd.
(Commercial & Professional
Services) $ 45,808
1,024 Coforge Ltd. (Software &
Services) 77,398
1,731 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 93,987
824 Craftsman Automation Ltd.
(Capital Goods) 55,081
5,629 Five-Star Business Finance Ltd.
(Financial Services)* 50,967
2,791 Gland Pharma Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
71,530
7,309 Godrej Consumer Products
Ltd. (Household & Personal
Products) 126,041
3,136 Godrej Properties Ltd.
(Real Estate Management &
Development)* 120,892
6,243 Gokaldas Exports Ltd.
(Consumer Durables & Apparel) 71,873
16,450 Hindalco Industries Ltd.
(Materials) 131,954
3,306 Home First Finance Co. India
Ltd. (Financial Services)
(a)
41,161
21,285 ICICI Bank Ltd. (Banks) 310,260
765 Info Edge India Ltd. (Media &
Entertainment) 64,331
9,205 Infosys Ltd. (Software &
Services) 204,119
19,984 Jio Financial Services Ltd.
(Financial Services)* 78,693
6,249 Kfin Technologies Ltd.
(Financial Services)* 65,552
1,973 Navin Fluorine International
Ltd. (Materials) 89,768
1,832 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment)* 50,793
2,634 Reliance Industries Ltd.
(Energy) 94,962
4,092 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
85,877
8,289 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
67,338
7,130 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 146,649
5,768 Suven Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 68,773
10,633 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 151,295

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
986 TeamLease Services Ltd.
(Commercial & Professional
Services)* $ 41,458
107,883 Zomato Ltd. (Consumer
Services)* 296,679
3,345,399
Indonesia – 3.6%
484,100 Bank Central Asia Tbk PT
(Banks) 305,912
561,200 BFI Finance Indonesia Tbk PT
(Financial Services) 30,890
1,067,100 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 53,158
1,222,000 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
17,286
1,088,600 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) 28,555
435,801
Mexico – 4.0%
26,299 Alsea SAB de CV (Consumer
Services) 79,401
83,700 America Movil SAB de CV,
Series B (Telecommunication
Services) 69,903
6,627 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 65,214
33,000 Bolsa Mexicana de Valores SAB
de CV (Financial Services) 51,366
11,900 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 89,172
20,904 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 69,788
19,200 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 63,852
488,696
Peru – 0.9%
618 Credicorp Ltd. (Banks) 105,455
Philippines – 1.6%
27,260 BDO Unibank, Inc. (Banks) 64,124
12,220 Jollibee Foods Corp. (Consumer
Services) 48,225
481,900 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
75,748
188,097
Poland – 1.1%
5,808 Allegro.eu SA (Consumer
Discretionary Distribution &
Retail)*
(a)
53,352
862 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
76,551
129,903
Shares Description Value
a
Common Stocks – (continued)
Romania – 0.4%
1,953 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities) $ 52,904
Saudi Arabia – 3.2%
4,028 Al Rajhi Bank (Banks) 91,841
7,973 Alinma Bank (Banks) 68,863
1,811 Co. for Cooperative Insurance
(The) (Insurance) 69,490
16,094 Saudi Arabian Oil Co.
(Energy)
(a)
118,401
4,261 Saudi National Bank (The)
(Banks) 43,055
391,650
Singapore – 0.2%
32,500 Nanofilm Technologies
International Ltd. (Materials) 20,765
Slovenia – 0.9%
3,946 Nova Ljubljanska Banka dd,
GDR (Banks) 112,124
South Africa – 1.9%
6,905 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 134,214
6,930 JSE Ltd. (Financial Services) 40,524
82,190 Old Mutual Ltd. (Insurance) 55,598
230,336
South Korea – 15.3%
755 F&F Co. Ltd. (Consumer
Durables & Apparel) 31,849
679 Hyundai Motor Co.
(Automobiles & Components) 123,748
1,137 JYP Entertainment Corp.
(Media & Entertainment) 47,914
2,070 KB Financial Group, Inc.
(Banks) 133,817
964 Kia Corp. (Automobiles &
Components) 79,102
1,339 LG Electronics, Inc. (Consumer
Durables & Apparel) 101,966
239 NCSoft Corp. (Media &
Entertainment) 30,668
165 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
113,205
2,913 Samsung E&A Co. Ltd. (Capital
Goods)* 60,846
15,602 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 962,055
310 Samsung SDI Co. Ltd.
(Technology Hardware &
Equipment) 72,890

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
604 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) $ 86,628
1,844,688
Taiwan – 23.0%
17,605 Chailease Holding Co. Ltd.
(Financial Services) 82,130
7,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 65,177
13,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 166,970
10,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 82,511
2,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 71,860
6,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 228,511
5,000 Merida Industry Co. Ltd.
(Consumer Durables & Apparel) 38,291
6,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 72,870
56,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 1,633,594
19,000 Unimicron Technology Corp.
(Technology Hardware &
Equipment) 105,876
81,000 United Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 129,040
4,000 Yageo Corp. (Technology
Hardware & Equipment) 97,543
2,774,373
Thailand – 1.8%
29,400 Airports of Thailand PCL
(Transportation) 46,652
101,100 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) 74,529
23,900 PTT Exploration & Production
PCL (Energy) 98,269
219,450
United Arab Emirates – 2.0%
20,265 Abu Dhabi Islamic Bank PJSC
(Banks) 67,643
84,928 ADNOC Drilling Co. PJSC
(Energy) 101,739
57,344 Adnoc Gas PLC (Energy) 48,711
63,523 Emirates Central Cooling
Systems Corp. (Utilities) 28,537
246,630
Shares Description Value
a
Common Stocks – (continued)
United States – 0.3%
3,952 GCC SAB de CV (Materials) $ 33,555
TOTAL COMMON STOCKS
(Cost $9,357,972)
11,720,825
Shares Description Rate Value
a
Preferred Stocks – 1.0%
Brazil – 1.0%
13,500 Itau Unibanco
Holding SA
(Banks) 6.93% 80,864
28,560 Marcopolo SA
(Capital Goods) 7.14 30,650
TOTAL PREFERRED STOCKS
(Cost $110,105)
111,514
Units Description Expiration Month Value
aa
Right – 0.0%
India – 0.0%
408 Tata Consumer
Products Ltd.*
(Cost $0)
1,819
Shares Dividend Rate Value
aa a
Investment Company – 1.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
172,887 5.220% 172,887
(Cost $172,887)
TOTAL INVESTMENTS – 99.4%
(Cost $9,640,964)
$ 12,007,045
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.6%
74,504
NET ASSETS – 100.0%
$ 12,081,549
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
GDR — Global Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Sector Name
% of
Market
Value
Information Technology 34.2%
Financials 23.1
Consumer Discretionary 11.7
Consumer Staples 7.1
Health Care 5.0
Energy 4.2
Industrials 4.2
Communication Services 4.0
Materials 2.6
Real Estate 1.8
Investment Company 1.4
Utilities 0.7
TOTAL INVESTMENTS
100.0%
**End swaps header** (continued)

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.9%
Brazil – 3.8%
24,663 Caixa Seguridade Participacoes
SA (Insurance) $ 62,877
214 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 357,145
13,709 NU Holdings Ltd., Class A
(Banks)* 166,290
18,800 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 91,737
26,800 Rumo SA (Transportation) 104,951
25,500 TIM SA (Telecommunication
Services) 78,851
861,851
China – 26.5%
41,627 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 409,619
22,800 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 204,079
9,000 BYD Co. Ltd., Class H
(Automobiles & Components) 266,443
99,500 China Merchants Bank Co. Ltd.,
Class H (Banks) 412,410
34,299 China Yangtze Power Co. Ltd.,
Class A (Utilities) 141,767
6,260 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 161,348
26,400 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(a)
137,865
4,410 H World Group Ltd. ADR
(Consumer Services) 132,300
9,345 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 129,428
33,800 Meituan, Class B (Consumer
Services)*
(a)
468,017
18,500 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 163,223
38,500 NARI Technology Co. Ltd.,
Class A (Capital Goods) 127,965
120,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 157,358
52,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 225,816
4,300 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 153,177
13,000 Silergy Corp. (Semiconductors
& Semiconductor Equipment) 179,732
33,600 Tencent Holdings Ltd. (Media
& Entertainment) 1,550,521
7,942 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 112,618
88,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 140,839
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,200 Will Semiconductor Co.
Ltd. Shanghai, Class
A (Semiconductors &
Semiconductor Equipment)* $ 174,112
129,600 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 216,939
8,920 Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 162,470
8,342 ZTO Express Cayman, Inc.
ADR (Transportation) 158,081
5,986,127
Egypt – 0.5%
69,430 Commercial International Bank
- Egypt (CIB), GDR (Banks) 114,421
Greece – 2.5%
6,144 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 164,638
2,454 Metlen Energy & Metals SA
(Capital Goods) 96,981
27,725 National Bank of Greece SA
(Banks) 243,344
16,066 Piraeus Financial Holdings SA
(Banks) 67,878
572,841
Hong Kong – 0.5%
3,667 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 108,166
India – 21.3%
3,839 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 303,954
23,992 Axis Bank Ltd. (Banks) 335,151
3,153 Bajaj Finance Ltd. (Financial
Services) 256,928
6,642 Godrej Properties Ltd.
(Real Estate Management &
Development)* 256,048
49,903 ICICI Bank Ltd. (Banks) 727,410
2,619 Info Edge India Ltd. (Media &
Entertainment) 220,241
18,789 Infosys Ltd. ADR (Software &
Services) 415,801
58,597 Jio Financial Services Ltd.
(Financial Services)* 230,743
15,815 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
331,901
19,534 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
158,689
14,539 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 299,038

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
40,226 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) $ 572,368
257,294 Zomato Ltd. (Consumer
Services)* 707,560
4,815,832
Indonesia – 2.3%
832,000 Bank Central Asia Tbk PT
(Banks) 525,756
Mexico – 3.6%
53,900 Alsea SAB de CV (Consumer
Services) 162,733
177,200 America Movil SAB de CV,
Series B (Telecommunication
Services) 147,992
15,699 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 154,487
23,700 Banco del Bajio SA (Banks)
(a)
70,626
40,780 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 136,145
42,401 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 141,010
812,993
Peru – 0.7%
970 Credicorp Ltd. (Banks) 165,521
Philippines – 1.3%
38,570 BDO Unibank, Inc. (Banks) 90,728
10,400 Jollibee Foods Corp. (Consumer
Services) 41,042
1,062,400 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
166,995
298,765
Poland – 0.5%
12,889 Allegro.eu SA (Consumer
Discretionary Distribution &
Retail)*
(a)
118,399
Romania – 0.3%
2,621 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities) 70,999
Russia – 0.0%
96,162 Detsky Mir PJSC (Consumer
Discretionary Distribution &
Retail)*
(b)
—
16,753 Renaissance Insurance Group
JSC (Insurance)
(b)
—
—
Saudi Arabia – 2.3%
8,038 Al Rajhi Bank (Banks) 183,273
15,908 Alinma Bank (Banks) 137,398
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
3,641 Co. for Cooperative Insurance
(The) (Insurance) $ 139,709
6,073 Saudi National Bank (The)
(Banks) 61,364
521,744
South Africa – 2.2%
19,079 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 370,842
182,861 Old Mutual Ltd. (Insurance) 123,698
494,540
South Korea – 12.2%
1,351 Hyundai Motor Co.
(Automobiles & Components) 246,220
4,393 KB Financial Group, Inc.
(Banks) 283,990
3,134 LG Electronics, Inc. (Consumer
Durables & Apparel) 238,656
535 NCSoft Corp. (Media &
Entertainment) 68,650
25,994 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 1,602,849
590 Samsung SDI Co. Ltd.
(Technology Hardware &
Equipment) 138,727
1,216 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 174,403
2,753,495
Taiwan – 17.4%
39,505 Chailease Holding Co. Ltd.
(Financial Services) 184,297
26,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 333,939
14,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 115,516
12,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 457,022
11,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 133,595
76,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 2,217,020
28,000 Unimicron Technology Corp.
(Technology Hardware &
Equipment) 156,028
122,000 United Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 194,357
6,000 Yageo Corp. (Technology
Hardware & Equipment) 146,314
3,938,088

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
Thailand – 0.6%
178,800 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) $ 131,807
United Arab Emirates – 0.4%
23,224 Abu Dhabi Islamic Bank PJSC
(Banks) 77,520
TOTAL COMMON STOCKS
(Cost $18,384,223)
22,368,865
Shares Description Rate Value
a
Preferred Stock – 1.0%
Brazil – 1.0%
35,400 Itau Unibanco
Holding SA
(Banks)
(Cost $181,848)
6.93% 212,044
Units Description Expiration Month Value
aa
Right – 0.0%
India – 0.0%
1,547 Tata Consumer
Products Ltd.*
(Cost $0)
6,898
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
35,746 5.220% 35,746
(Cost $35,746)
TOTAL INVESTMENTS – 100.1%
(Cost $18,601,817)
$ 22,623,553
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(12,164)
NET ASSETS – 100.0%
$ 22,611,389
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 28.6%
Financials 25.2
Consumer Discretionary 18.2
Communication Services 9.6
Consumer Staples 6.7
Health Care 3.9
Industrials 3.4
Real Estate 2.3
Materials 1.0
Utilities 0.9
Investment Company 0.2
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 96.8%
Denmark – 1.5%
129,552 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 17,164,720
Finland – 1.5%
830,519 Neste OYJ (Energy) 16,762,231
France – 4.1%
334,397 BNP Paribas SA (Banks) 22,910,806
205,544 Vinci SA (Capital Goods) 23,456,276
46,367,082
Germany – 2.8%
913,235 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 31,724,123
Hong Kong – 2.8%
4,734,600 AIA Group Ltd. (Insurance)
(a)
31,669,081
Italy – 1.7%
321,164 Moncler SpA (Consumer
Durables & Apparel) 19,149,755
Japan – 24.0%
185,800 Hoya Corp. (Health Care
Equipment & Services) 23,280,890
473,100 ITOCHU Corp. (Capital Goods) 24,262,204
61,000 Keyence Corp. (Technology
Hardware & Equipment) 26,672,884
1,182,900 Nomura Research Institute Ltd.
(Software & Services) 36,518,149
1,453,600 ORIX Corp. (Financial
Services) 35,162,078
645,500 Shiseido Co. Ltd. (Household &
Personal Products) 20,172,803
234,500 Sony Group Corp. (Consumer
Durables & Apparel) 20,827,971
657,800 Sumitomo Mitsui Financial
Group, Inc. (Banks) 47,501,664
1,225,873 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 34,415,512
268,814,155
Netherlands – 4.1%
1,420,804 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 45,771,513
Spain – 9.7%
2,963,389 Banco Bilbao Vizcaya
Argentaria SA (Banks) 31,059,937
944,484 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
32,940,534
3,425,203 Iberdrola SA (Utilities) 45,240,790
109,241,261
Shares Description Value
a
Common Stocks – (continued)
Sweden – 2.1%
2,338,616 Hexagon AB, Class B
(Technology Hardware &
Equipment) $ 23,817,507
Switzerland – 8.7%
188,481 DSM-Firmenich AG (Materials) 24,063,178
37,296 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 24,835,766
88,481 Zurich Insurance Group AG
(Insurance) 48,644,225
97,543,169
Taiwan – 2.3%
154,551 Taiwan Semiconductor
Manufacturing Co. Ltd.
ADR (Semiconductors &
Semiconductor Equipment) 25,624,556
United Kingdom – 20.3%
497,165 Ashtead Group PLC (Capital
Goods) 35,879,151
281,995 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 44,800,833
788,519 Compass Group PLC
(Consumer Services) 24,282,477
4,945,893 DS Smith PLC (Materials) 28,913,983
1,947,683 National Grid PLC (Utilities) 24,712,573
769,694 RELX PLC (Commercial &
Professional Services) 36,327,674
5,435,492 Rentokil Initial PLC
(Commercial & Professional
Services) 33,189,995
228,106,686
United States – 11.2%
519,386 Experian PLC (Commercial &
Professional Services) 24,504,653
113,135 Ferguson PLC (Capital Goods) 24,984,903
423,176 Nestle SA (Food, Beverage &
Tobacco) 42,864,620
138,644 Schneider Electric SE (Capital
Goods) 33,418,108
125,772,284
TOTAL COMMON STOCKS
(Cost $937,143,502)
1,087,528,123

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 2.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
25,320,755 5.220% $ 25,320,755
(Cost $25,320,755)
TOTAL INVESTMENTS – 99.1%
(Cost $962,464,257)
$ 1,112,848,878
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
10,126,408
NET ASSETS – 100.0%
$ 1,122,975,286
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Industrials 21.2%
Financials 19.5
Health Care 13.0
Information Technology 12.9
Consumer Staples 9.8
Utilities 6.3
Consumer Discretionary 5.8
Materials 4.8
Communication Services 2.9
Investment Company 2.3
Energy 1.5
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.6%
Australia – 5.3%
913,276 Rio Tinto PLC (Materials) $ 59,393,058
2,924,558 Transurban Group
(Transportation) 24,957,587
84,350,645
Denmark – 1.4%
170,565 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 22,598,651
France – 7.4%
327,344 BNP Paribas SA (Banks) 22,427,578
66,077 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 46,608,253
620,761 Societe Generale SA (Banks) 16,100,675
282,172 Vinci SA (Capital Goods) 32,200,913
117,337,419
Germany – 2.1%
1,252,301 Deutsche Telekom AG
(Telecommunication Services) 32,757,070
Italy – 3.1%
4,641,098 Enel SpA (Utilities) 33,133,634
401,296 UniCredit SpA (Banks) 16,483,122
49,616,756
Japan – 16.0%
979,100 ITOCHU Corp. (Capital Goods) 50,211,633
702,300 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 15,624,757
2,405,800 ORIX Corp. (Financial
Services) 58,195,465
804,400 Sumitomo Mitsui Financial
Group, Inc. (Banks) 58,088,079
890,400 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 24,997,346
118,100 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 24,712,129
1,193,000 Toyota Motor Corp.
(Automobiles & Components) 22,918,435
254,747,844
Netherlands – 6.6%
2,265,452 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 72,982,033
7,925,925 Koninklijke KPN NV
(Telecommunication Services) 31,229,629
104,211,662
Singapore – 3.8%
1,241,850 DBS Group Holdings Ltd.
(Banks) 34,030,956
3,685,900 Singapore Exchange Ltd.
(Financial Services) 27,175,785
61,206,741
Shares Description Value
a
Common Stocks – (continued)
Spain – 5.1%
2,215,379 Banco Bilbao Vizcaya
Argentaria SA (Banks) $ 23,219,878
4,398,455 Iberdrola SA (Utilities) 58,095,705
81,315,583
Switzerland – 4.8%
144,622 DSM-Firmenich AG (Materials) 18,463,744
105,002 Zurich Insurance Group AG
(Insurance) 57,726,980
76,190,724
Taiwan – 2.3%
1,234,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 35,997,403
United Kingdom – 19.1%
417,732 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 66,365,509
628,365 Coca-Cola Europacific Partners
PLC (Food, Beverage &
Tobacco) 46,354,486
6,524,449 DS Smith PLC (Materials) 38,142,315
7,073,282 HSBC Holdings PLC (Banks) 64,325,209
4,330,243 National Grid PLC (Utilities) 54,942,947
544,605 Unilever PLC (Household &
Personal Products) 33,468,571
303,599,037
United States – 20.6%
9,196,254 BP PLC (Energy) 54,360,133
203,464 Ferguson PLC (Capital Goods) 44,933,296
457,072 Nestle SA (Food, Beverage &
Tobacco) 46,298,036
459,716 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 47,393,309
131,024 Schneider Electric SE (Capital
Goods) 31,581,418
2,066,781 Shell PLC (Energy) 75,362,928
238,251 Swiss Re AG (Insurance) 29,372,397
329,301,517
TOTAL COMMON STOCKS
(Cost $1,330,629,465)
1,553,231,052

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 1.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
30,329,140 5.220% $ 30,329,140
(Cost $30,329,140)
TOTAL INVESTMENTS – 99.5%
(Cost $1,360,958,605)
$ 1,583,560,192
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
7,682,034
NET ASSETS – 100.0%
$ 1,591,242,226
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 25.7%
Consumer Staples 12.6
Industrials 11.6
Health Care 10.2
Utilities 9.2
Energy 8.2
Materials 7.3
Information Technology 4.8
Consumer Discretionary 4.4
Communication Services 4.1
Investment Company 1.9
TOTAL INVESTMENTS
100.0%

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
July 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2024:
(a)
China Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 4,192,766 $ 30,015,432 $ —
Investment Company 436,488 — —
Total
$ 4,629,254 $ 30,015,432 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 45,606,621 $ 10,419,076 $ —
Asia 171,937,928 2,143,835,362 —
Europe 58,140,845 65,790,577 —
North America 95,034,088 15,475,338 —
South America 141,680,996 18,898,860 —
Total
$ 512,400,478 $ 2,254,419,213 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity ex. China Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 230,336 $ 31,877 $ —
Asia 653,876 8,814,796 —
Europe 295,671 374,184 —
North America 522,251 — —
South America 799,653 111,514 —
Investment Company 172,887 — —
Total
$ 2,674,674 $ 9,332,371 $ —
€ 1.00 € 1.00 € 1.00
(a)
ESG Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 494,540 $ 114,421 $ —
Asia 1,831,136 17,333,062 —
Europe 407,982 354,257 —
North America 812,993 — —
South America 1,027,372 212,044 —
Investment Company 35,746 — —
Total
$ 4,609,769 $ 18,013,784 $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
International Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 25,624,556 $ 300,483,236 $ —
Europe — 635,648,047 —
North America — 125,772,284 —
Investment Company 25,320,755 — —
Total
$ 50,945,311 $ 1,061,903,567 $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 351,951,988 $ —
Europe 46,354,486 741,272,416 —
North America — 329,301,517 —
Oceania — 84,350,645 —
Investment Company 30,329,140 — —
Total
$ 76,683,626 $ 1,506,876,566 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).
Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity
Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)